Shareholder Report, Average Annual Return (Details) WE0000000002530A_Dimensional US Large Cap Value ETF_Single_TSR Annual {Single}	12 Months Ended	35 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Dimensional US Large Cap Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dimensional US Large Cap Value ETF – NAV
Average Annual Return, Percent	9.07%	12.19%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	21.14%	22.45%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	11.15%	12.77%